UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment |_|

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name: Key Group Holdings (Cayman), Ltd.
                                 Address: Caves Point, 3C, West Bay Street
                                          Nassau, Bahamas


				 13F File Number: 028-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Sunil Jagwani
Title: Director
Phone: 214 245 1919

Signature,                               Place,             and Date of Signing:


/s/ Sunil Jagwani                        Nassau, Bahamas    5/15/2012
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total: $722,791 (thousands)


List of Other Included Managers:

No.        Form 13 F File Number      Name
---        ---------------------      ----
None

FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS    SOLE    SHARED    NONE
-----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------

ALPHA NATURAL RESOURCES INC  COM             02076X102 6084   400000   SH  CALL OTHER                             400000
ANADARKO PETE CORP           COM             032511107 15276  195000   SH       OTHER           195000
APACHE CORP                  COM             037411105 9320   92792    SH       OTHER           92792
BAKER HUGHES INC             COM             057224107 15026  358281   SH       OTHER           358281
BASIC ENERGY SVCS INC NEW    COM             06985P100 14413  830711   SH       OTHER           830711
BP PLC                       SPONSORED ADR   055622104 27740  616437   SH       OTHER           616437
BP PLC                       SPONSORED ADR   055622104 8663   192500   SH  CALL OTHER                             192500
CABOT OIL & GAS CORP         COM             127097103 3865   124000   SH       OTHER           124000
CHESAPEAKE ENERGY CORP       COM             165167107 18212  786000   SH       OTHER           786000
COBALT INTL ENERGY INC       COM             19075F106 11509  383239   SH       OTHER           383239
COMSTOCK RES INC             COM NEW         205768203 24217  1529809  SH       OTHER           1529809
CONOCOPHILLIPS               COM             20825C104 21912  288278   SH       OTHER           288278
CONOCOPHILLIPS               COM             20825C104 12108  159300   SH  CALL OTHER                             159300
CVR ENERGY INC               COM             12662P108 11925  445803   SH       OTHER           445803
DENBURY RES INC              COM NEW         247916208 8694   476900   SH       OTHER           476900
DEVON ENERGY CORP NEW        COM             25179M103 17192  241739   SH       OTHER           241739
DEVON ENERGY CORP NEW        COM             25179M103 7112   100000   SH  CALL OTHER                             100000
DRYSHIPS INC                 SHS             Y2109Q101 9350   2686774  SH       OTHER           2686774
ENCANA CORP                  COM             292505104 4677   238000   SH       OTHER           238000
ENERGEN CORP                 COM             29265N108 35683  726004   SH       OTHER           726004
ENERGEN CORP                 COM             29265N108 6390   130000   SH  CALL OTHER                             130000
EXTERRAN HLDGS INC           COM             30225X103 11179  847500   SH       OTHER           847500
FOREST OIL CORP              COM PAR $0.01   346091705 6242   515000   SH       OTHER           515000
HESS CORP                    COM             42809H107 38353  650600   SH       OTHER           650600
HOLLYFRONTIER CORP           COM             436106108 10137  315316   SH       OTHER           315316
INTEROIL CORP                COM             460951106 23849  463895   SH       OTHER           463895
LAREDO PETE HLDGS INC        COM             516806106 2344   100000   SH       OTHER           100000
MCDERMOTT INTL INC           COM             580037109 12029  939000   SH       OTHER           939000
MCMORAN EXPLORATION CO       COM             582411104 1498   140000   SH       OTHER           140000
OASIS PETE INC NEW           COM             674215108 2044   66299    SH       OTHER           66299
OCCIDENTAL PETE CORP DEL     COM             674599105 38016  399200   SH       OTHER           399200
OCEAN RIG UDW INC            SHS             Y64354205 9211   545015   SH       OTHER           545015
OCEANEERING INTL INC         COM             675232102 3233   60000    SH       OTHER           60000
OIL STS INTL INC             COM             678026105 6557   84000    SH       OTHER           84000
PACIFIC DRILLING SA LUXEMBOU REG SHS         L7257P106 4632   457751   SH       OTHER           457751
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG  71654V101 30327  1186500  SH       OTHER           1186500
PIONEER NAT RES CO           COM             723787107 44301  397000   SH       OTHER           397000
PIONEER NAT RES CO           COM             723787107 20086  180000   SH  CALL OTHER                             180000
RANGE RES CORP               COM             75281A109 30465  524000   SH       OTHER           524000
RPC INC                      COM             749660106 8737   823500   SH       OTHER           823500
SANDRIDGE ENERGY INC         COM             80007P307 7830   1000000  SH       OTHER           1000000
SHAW GROUP INC               COM             820280105 22570  711772   SH       OTHER           711772
STONE ENERGY CORP            COM             861642106 4390   153567   SH       OTHER           153567
SUNCOKE ENERGY INC           COM             86722A103 176    12394    SH       OTHER           12394
SUPERIOR ENERGY SVCS INC     COM             868157108 3954   150000   SH       OTHER           150000
TALISMAN ENERGY INC          COM             87425E103 20588  1634000  SH       OTHER           1634000
TRANSOCEAN LTD               REG SHS         H8817H100 9075   165900   SH       OTHER           165900
VALERO ENERGY CORP NEW       COM             91913Y100 24813  962878   SH       OTHER           962878
WALTER ENERGY INC            COM             93317Q105 3967   67000    SH       OTHER           67000
WPX ENERGY INC               COM             98212B103 32820  1822300  SH       OTHER           1822300
